Fair Value of Financial Assets and Liabilities (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Fair Value Disclosures [Abstract]
Schedule of Fair Value Hierarchy for Liabilities, Measured at Fair Value on a Recurring Basis
The following table presents the Company’s fair value hierarchy for its liabilities, which are measured at fair value on a recurring basis as of June 30, 2022:

	Fair Value Measurements at June 30, 2022 Using:
	Level 1	Level 2	Level 3	Total
Liabilities:
Private Placement Warrants	$—	$831,939	$—	$831,939

Summary of Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation
The following table sets forth a summary of changes in the fair value of the Company’s Notes for which fair value is determined by Level 3 inputs:

Convertible Notes
Value as of December 31, 2020	$—
Issuance of convertible notes	750,000
Change in fair value of convertible notes	76,738
Settlement into convertible preferred stock	(826,738)

Value as of December 31, 2021	$—